ASSET RETIREMENT OBLIGATIONS	12 Months Ended
Dec. 31, 2024
Asset Retirement Obligation Disclosure [Abstract]
ASSET RETIREMENT OBLIGATIONS

NOTE 7. ASSET RETIREMENT OBLIGATIONS

During 2007, the Company drilled four wells on its Peace River Property, one of which was abandoned. Total future asset retirement obligations for the remaining three wells were estimated by management based on the Company’s working interest in its wells and facilities, estimated costs to remediate, reclaim and abandon the wells and facilities and the estimated timing of the costs to be incurred in future periods. The Company estimated the net present value of its total asset retirement obligations to be approximately $214,960 at December 31, 2021, based on an undiscounted total future liability of $225,229 (CDN$293,000). In 2022, the Company transferred its rights and interest in two of the three wells to an unrelated third party, who has assumed all reclamation obligations related to these wells. As a result, the Asset Retirement Obligation has been reduced to reflect the estimated liability at December 31, 2022 for the remaining well of $71,975, with the difference of $143,950 recorded in Other Income. As of December 31, 2024, the estimated liability for the Asset Retirement Obligation is $67,857.

Reclamation expenses for the remaining well are expected to be incurred between 2025 and 2030. The Company used a credit adjusted discount rate of 10% per annum and an inflation rate of 2% to calculate the present value of the asset retirement obligation. Accretion expense of $0, $0 and $16,308 for the years ended December 31, 2024, 2023 and 2022, respectively, has been recorded in the Statements of Operations and Comprehensive Income (Loss). The Company is currently in the process of carrying out abandonment and remediation of its well. Portions of this process have been funded through the federal Site Rehabilitation Program. The actual Asset Retirement Obligation costs on this well could be substantially lower than its current value but the actual amount cannot be reasonably estimated at this time.